Common Stock	12 Months Ended
Dec. 31, 2021
Rigetti Holdings [Member]
Class of Stock [Line Items]
Common Stock
9.	COMMON STOCK
The Company’s certificate of incorporation, as amended in June 2020, authorized the Company to issue up to 140,830,491 shares of Class A Common Stock and 29,502,847 shares of Class B Common Stock.
The holders of shares of Class A Common Stock are entitled to one vote for each share of common stock held. The Class B Common Stock is non-voting.
No shares of Class B Common Stock were issued and outstanding as of December 31, 2021 and January 31, 2021.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, and after payment to the holders of shares of Preferred Stock of their liquidation preferences, the holders of the common stock are entitled to the entire remaining assets of the Company on a pro rata basis.

As of December 31, 2021, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

	Class A Common Stock	Class B Common Stock
Series C Preferred Stock	69,223,658	—
Series C-1 Preferred Stock	—	3,687,836
Common Stock Warrants	10,817,831	—
Stock-Based Awards - Options Outstanding	14,572,344	—
Stock-Based Awards - RSUs Outstanding	6,846,961	—
Stock-Based Awards - Options Available for Future Grant	4,954,141	—

Total	106,414,935	3,687,836